Financial risk management - Summary Of Fair Value Of The Loan Guarantees (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 17,932	S/ 35,495
Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	2,349,425	2,027,855
Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	89,246,563	87,496,622
Assets obtained	36,516,692	37,365,934
Net exposure	52,729,871	50,130,688
Expected credit loss	2,428,465	2,117,324
Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,806,383	2,667,832
Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	717,310	1,067,686
Financial assets impaired [member] | Cash Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	42,023	17,363
Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,382,025	1,456,839
Financial assets impaired [member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	139,920	76,398
Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	30,429,352	29,310,541
Financial assets impaired [member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,838,666	1,404,684
Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,988,005	5,530,868
Financial assets impaired [member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	785,774	1,169,387
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,526,488	1,216,203
Assets obtained	1,353,095	1,189,260
Expected credit loss	977,640	690,947
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	398,159	408,104
Assets obtained	665,424	564,774
Expected credit loss	162,385	154,299
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	106,028	91,195
Expected credit loss	70,818	51,709
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	733,096	452,301
Expected credit loss	682,417	430,902
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	273,405	238,527
Assets obtained	679,945	624,486
Expected credit loss	54,651	45,101
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	15,800	26,076
Assets obtained	7,726	0
Expected credit loss	7,369	8,936
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		10
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		10
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,237	2,818
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	962	2,818
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	275	0
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,296,248	1,120,358
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	608,852	495,872
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	679,945	624,486
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,451	0
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	55,610	66,074
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	55,610	66,074
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	84,503,083	83,009,275
Assets obtained	33,710,309	34,698,102
Net exposure	50,792,774	48,311,173
Expected credit loss	2,410,533	2,081,829
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	9,818,711	13,193,411
Net exposure	9,818,711	13,193,411
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	21,155,476	21,412,126
Assets obtained	16,695,195	17,884,456
Net exposure	4,460,281	3,527,670
Expected credit loss	278,466	247,084
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	933,824	1,358,481
Net exposure	933,824	1,358,481
Expected credit loss	121,377	96,768
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	16,325,460	14,967,799
Net exposure	16,325,460	14,967,799
Expected credit loss	1,862,384	1,622,381
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	9,834,398	9,286,944
Assets obtained	17,005,359	16,578,513
Net exposure	(7,170,961)	(7,291,569)
Expected credit loss	87,198	61,622
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,743,480	4,487,347
Net exposure	1,937,097	1,819,515
Expected credit loss	17,932	35,495
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	48,249,158	47,025,350
Assets obtained	33,700,554	34,462,969
Net exposure	14,548,604	12,562,381
Expected credit loss	2,349,425	2,027,855
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	3,474,004	3,302,779
Net exposure	3,474,004	3,302,779
Expected credit loss	62
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	61,541,873	63,521,540
Assets obtained	33,700,554	34,462,969
Net exposure	27,841,319	29,058,571
Expected credit loss	2,349,487	2,027,855
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	21,246,569	17,038,942
Net exposure	21,246,569	17,038,942
Expected credit loss	61,046	53,974
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	59,002	312,718
Net exposure	59,002	312,718
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	21,246,569	17,038,942
Net exposure	21,246,569	17,038,942
Expected credit loss	61,046	53,974
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	99,099	203,082
Assets obtained	9,755	235,133
Net exposure	89,344	(32,051)
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,556,540	1,932,993
Net exposure	1,556,540	1,932,993
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,714,641	2,448,793
Assets obtained	9,755	235,133
Net exposure	1,704,886	2,213,660
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	675,287	1,050,323
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	665,532	815,190
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	665,532	815,190
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	665,532	815,190
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	9,755	235,133
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Cash Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	9,755	235,133
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,242,105	1,380,441
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,242,105	1,380,441
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,242,105	1,380,441
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Investments Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,242,105	1,380,441
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	28,590,686	27,905,857
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	11,585,327	11,327,344
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	17,005,359	16,578,513
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	28,590,686	27,905,857
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Properties Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	28,590,686	27,905,857
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,202,231	4,361,481
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,202,231	4,361,481
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,202,231	4,361,481
Type Of Guarantee Or Credit Impovement [Member] | Financial assets impaired [member] | Others Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,202,231	4,361,481
Financial guarantee contracts [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,302,772	4,001,806
Assets obtained	2,763,463	2,634,430
Net exposure	1,539,309	1,367,376
Expected credit loss	17,667	35,124
Financial guarantee contracts [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	37,039	17,363
Financial guarantee contracts [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	111,984	46,810
Financial guarantee contracts [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,838,666	1,404,684
Financial guarantee contracts [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	775,774	1,165,573
Letters Of Credit For Customers [Member] | Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	440,708	485,541
Assets obtained	42,920	33,402
Net exposure	397,788	452,139
Expected credit loss	265	371
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4,984
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,936	29,588
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		0
Letters Of Credit For Customers [Member] | Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 10,000	S/ 3,814